Exhibit 99.1

World Omni Auto Receivables Trust 2017-B

Monthly Servicer Certificate

January 31, 2019

Dates Covered
Collections Period	01/01/19 - 01/31/19
Interest Accrual Period	01/15/19 - 02/14/19
30/360 Days	30
Actual/360 Days	31
Distribution Date	02/15/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/18	395,753,259.54	20,360
Yield Supplement Overcollateralization Amount 12/31/18	18,595,003.84	0
Receivables Balance 12/31/18	414,348,263.38	20,360
Principal Payments	13,978,292.24	309
Defaulted Receivables	911,789.49	42
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/19	17,667,995.57	0
Pool Balance at 01/31/19	381,790,186.08	20,009

Pool Statistics	$ Amount	# of Accounts
Pool Factor	56.68%
Prepayment ABS Speed	1.34%
Aggregate Starting Principal Balance	704,748,719.14	25,981

Delinquent Receivables:
Past Due 31-60 days	3,652,789.23	172
Past Due 61-90 days	1,574,841.92	66
Past Due 91-120 days	514,982.00	27
Past Due 121+ days	0.00	0
Total	5,742,613.15	265

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.44%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.52%
Delinquency Trigger Occurred	NO

Recoveries	331,699.01
Aggregate Net Losses/(Gains) - January 2019	580,090.48
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.68%
Prior Net Losses Ratio	1.36%
Second Prior Net Losses Ratio	0.97%
Third Prior Net Losses Ratio	0.97%
Four Month Average	1.25%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.92%

Overcollateralization Target Amount	7,826,698.81
Actual Overcollateralization	7,826,698.81
Weighted Average APR	3.27%
Weighted Average APR, Yield Adjusted	5.51%
Weighted Average Remaining Term	50.36

Flow of Funds	$ Amount

Collections	15,438,477.40
Investment Earnings on Cash Accounts	30,392.68
Servicing Fee	(345,290.22)
Transfer to Collection Account	0.00
Available Funds	15,123,579.86

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	640,052.12
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	23,008.75
(5) Noteholders' Second Priority Principal Distributable Amount	5,850,131.64
(6) Required Reserve Account	-
(7) Noteholders' Principal Distributable Amount	7,826,698.81
(8) Asset Representation Reviewer Amounts (in excess of 1)	-
(9) Distribution to Certificateholders	783,688.54

Total Distributions of Available Funds	15,123,579.86

Servicing Fee	345,290.22
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	649,030,000.00
Original Class B	11,650,000.00

Total Class A & B
Note Balance @ 01/15/19	387,640,317.72
Principal Paid	13,676,830.45
Note Balance @ 02/15/19	373,963,487.27

Class A-1
Note Balance @ 01/15/19	0.00
Principal Paid	0.00
Note Balance @ 02/15/19	0.00
Note Factor @ 02/15/19	0.0000000%

Class A-2a
Note Balance @ 01/15/19	47,480,158.86
Principal Paid	6,838,415.23
Note Balance @ 02/15/19	40,641,743.63
Note Factor @ 02/15/19	32.5133949%

Class A-2b
Note Balance @ 01/15/19	47,480,158.86
Principal Paid	6,838,415.22
Note Balance @ 02/15/19	40,641,743.64
Note Factor @ 02/15/19	32.5133949%

Class A-3
Note Balance @ 01/15/19	229,000,000.00
Principal Paid	0.00
Note Balance @ 02/15/19	229,000,000.00
Note Factor @ 02/15/19	100.0000000%

Class A-4
Note Balance @ 01/15/19	52,030,000.00
Principal Paid	0.00
Note Balance @ 02/15/19	52,030,000.00
Note Factor @ 02/15/19	100.0000000%

Class B
Note Balance @ 01/15/19	11,650,000.00
Principal Paid	0.00
Note Balance @ 02/15/19	11,650,000.00
Note Factor @ 02/15/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	663,060.87
Total Principal Paid	13,676,830.45
Total Paid	14,339,891.32

Class A-1
Coupon	1.28000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.61000%
Interest Paid	63,702.55
Principal Paid	6,838,415.23
Total Paid to A-2a Holders	6,902,117.78

Class A-2b
One-Month Libor	2.50894%
Coupon	2.60894%
Interest Paid	106,668.32
Principal Paid	6,838,415.22
Total Paid to A-2b Holders	6,945,083.54

Class A-3
Coupon	1.95000%
Interest Paid	372,125.00
Principal Paid	0.00
Total Paid to A-3 Holders	372,125.00

Class A-4
Coupon	2.25000%
Interest Paid	97,556.25
Principal Paid	0.00
Total Paid to A-4 Holders	97,556.25

Class B
Coupon	2.37000%
Interest Paid	23,008.75
Principal Paid	0.00
Total Paid to B Holders	23,008.75

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.0036037
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	20.7011419
Total Distribution Amount	21.7047456

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.5096204
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	54.7073218
Total A-2a Distribution Amount	55.2169422

A-2b Interest Distribution Amount	0.8533466
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	54.7073218
Total A-2b Distribution Amount	55.5606684

A-3 Interest Distribution Amount	1.6250000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.6250000

A-4 Interest Distribution Amount	1.8750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.8750000

B Interest Distribution Amount	1.9750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	427.74
Noteholders' Principal Distributable Amount	572.26

Account Balances	$ Amount

Reserve Account
Balance as of 01/15/19	1,664,191.04
Investment Earnings	3,315.30
Investment Earnings Paid	(3,315.30)
Deposit/(Withdrawal)	-
Balance as of 02/15/19	1,664,191.04
Change	-

Required Reserve Amount	1,664,191.04